Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 382,243	$ 49,111	$ 706,691	$ 1,167,514